GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

9. GOODWILL AND INTANGIBLE ASSETS, NET

        In 2015, the Company completed several business combination transactions, namely RosTaxi and Agnitum (Note 4), accounted for under the acquisition method and resulting in the recognition of RUB 274 ($3.8) of acquired goodwill. The Company has revised its goodwill related to Auto.ru acquisition (Note 4) within the measurement period for purchase price allocation from RUB 5,168 to RUB 4,885 ($67.0). The Company has also revised its goodwill allocation following the change in operating and reportable segments (Note 15) and restated the prior year disclosure to conform to the current year presentation. Reporting units for the Search and Portal, E-commerce, Classifieds and Taxi segments have been determined to be the same level as their respective segments due to the absence of regular reporting at any lower level within these segments. The changes in the carrying amount of goodwill are as follows:

	Search and Portal	E-commerce	Classifieds	Taxi	Experiments	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2014	775	—	—	—	2,140	2,915

Goodwill acquired	454	106	5,168	—	—	5,728
Goodwill disposed	(75)	—	—	—	—	(75)
Foreign currency translation adjustment	352	—	—	—	—	352

Balance as of December 31, 2014	1,506	106	5,168	—	2,140	8,920	122.4

Goodwill acquired	50	—	—	224	—	274	3.8
Goodwill measurement period adjustment	—	—	(283)	—	—	(283)	(3.9)
Goodwill impairment	—	—	—	—	(576)	(576)	(7.9)
Foreign currency translation adjustment	246	—	—	—	—	246	3.3

Balance as of December 31, 2015	1,802	106	4,885	224	1,564	8,581	117.7

        The Company recorded goodwill impairment in the amount of RUB 576 ($7.9) related to KinoPoisk acquisition (Note 4) which is the amount by which the carrying value of goodwill exceeds its implied fair value. Goodwill impairment was a result of a combination of factors, including adverse changes in the business climate in Russia subsequent to the acquisition, higher than expected competition in the Russian online media services sector and the resulting decrease in the projected operating results. Fair value was determined using cash flow projections based on financial budgets covering a five-year period. The cash flows beyond that five-year period have been estimated based on sustainable long-term growth rates.

        Goodwill is non-deductible for tax purposes for all business combinations completed in the years ended December 31, 2013, 2014 and 2015.

        Intangible assets, net of amortization, as of December 31, 2014 and 2015 consisted of the following intangible assets:

	2014			2015
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,181	(66)	1,115	1,129	(172)	957	13.1
Content and software	965	(385)	580	1,115	(648)	467	6.4
Customer relationships	417	(45)	372	865	(123)	742	10.3
Workforce	232	(14)	218	300	(94)	206	2.8
Patents and licenses	269	(147)	122	237	(116)	121	1.7
Non-compete agreements	26	(8)	18	41	(23)	18	0.2

Total acquisition-related intangible assets:	3,090	(665)	2,425	3,687	(1,176)	2,511	34.5

Other intangible assets:
Technologies and licenses	3,968	(1,608)	2,360	5,574	(2,644)	2,930	40.2
Assets not yet in use	552	—	552	547	—	547	7.5

Total other intangible assets:	4,520	(1,608)	2,912	6,121	(2,644)	3,477	47.7

Total intangible assets	7,610	(2,273)	5,337	9,808	(3,820)	5,988	82.2

        Amortization expenses of acquisition-related intangible assets for the years ended December 31, 2013, 2014 and 2015 were RUB 111, RUB 242 and RUB 502 ($6.9), respectively.

        Amortization expenses of other intangible assets for the years ended December 31, 2013, 2014 and 2015 were RUB 452, RUB 762 and RUB 1,092 ($15.0), respectively.

        Estimated amortization expense over the next five years and thereafter for intangible assets is as follows:

	Acquisition- related intangible assets	Other intangible assets	Total intangible assets
	RUB	RUB	RUB	$
For the year ending December 31, 2016	498	1,193	1,691	23.2
For the year ending December 31, 2017	443	847	1,290	17.7
For the year ending December 31, 2018	410	513	923	12.7
For the year ending December 31, 2019	235	289	524	7.2
For the year ending December 31, 2020	213	88	301	4.1
Thereafter	712	—	712	9.8

Total	2,511	2,930	5,441	74.7